Segments and Foreign Operations	12 Months Ended
Jan. 31, 2013
Segments and Foreign Operations

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(16) Segments and Foreign Operations

The Company is a global solutions provider to the world of essential natural resources – water, minerals and energy. Management defines the Company’s operational and organizational structure into discrete divisions based on its primary product lines. Each division comprises a combination of individual district offices, which primarily offer similar types of services and serve similar types of markets. Although individual offices within a division may periodically perform services normally provided by another division, the results of those services are recorded in the offices’ own division. For example, if a Mineral Exploration division office performed water well drilling services, the revenues would be recorded in the Mineral Exploration division rather than the Water Resources division.

Effective with the start of fiscal 2014, operating responsibility for certain of our operations has changed which resulted in a change in reportable segments. Our Specialty Drilling group and operations in Ethiopia have been shifted from the Water Resources Division to the Mineral Exploration Division. We believe the shift more closely aligns our international operating expertise in the markets in which those groups operate. We have also shifted certain of our purchasing groups out of the Water Resources Division as they are now focusing on worldwide purchasing for all divisions. These purchasing groups, which also have some third party sales, are now grouped in our Other section. Information for prior periods has been reclassified to conform to our new presentation. We have also separated the Energy Services division from Other and are presenting it as a separate segment due to the expected growth within the Energy Services division.

In addition to the change in reportable segments, in the first quarter of fiscal 2014, the Company has classified the operations of Solmetex as a discontinued operation, as discussed in Note 15.

The Company’s segments are defined as follows:

Water Resources Division

Our Water Resources division provides our customers with every aspect of water supply system development and technology, including hydrologic design and construction, source of supply exploration, well and intake construction and well and pump rehabilitation. The division also brings new technologies to the water and wastewater markets and offers water treatment equipment engineering services, providing systems for the treatment of regulated and “nuisance” contaminants, specifically, iron, manganese, hydrogen sulfide, arsenic, radium, nitrate, perchlorate, and volatile organic compounds. The Water Resources division provides water systems and services in most regions of the U.S.

Inliner Division

Our Inliner division provides a wide range of process, sanitary and storm water rehabilitation solutions to municipalities and industrial customers dealing with aging infrastructure needs. We focus on our proprietary Inliner® cured-in-place pipe (“CIPP”) which allows us to rehabilitate aging sanitary sewer, storm water and process water infrastructure to provide structural rebuilding as well as infiltration and inflow reduction. Our trenchless technology minimizes environmental impact and reduces or eliminates surface and social disruption. We are somewhat unique in that the technology itself, the liner tube manufacturer and the largest installer of the Inliner CIPP technology are all housed within our family of companies. While we focus on our proprietary Inliner CIPP, we are committed to full system renewal. We also provide a wide variety of other rehabilitative methods including Janssen structural renewal for service lateral connections and mainlines, slip lining, traditional excavation and replacement, U-Liner high-density polyethylene fold and form and manhole renewal with cementitious and epoxy products. The Inliner division provides services in most regions of the U.S.

Heavy Civil Division

Our Heavy Civil division delivers sustainable solutions to government agencies and industrial clients by overseeing the design and construction of water and wastewater treatment plants and pipeline installation. In addition, Heavy Civil builds radial collector wells (Ranney Method), surface water intakes, pumping stations, hard rock tunnels and marine construction services – all in support of the world’s water infrastructure. Beyond water solutions, our Heavy Civil division also designs and constructs biogas facilities (anaerobic digesters) for the purpose of generating and capturing methane gas, an emerging renewable energy resource. The Heavy Civil division provides services in most regions of the U.S.

Geoconstruction Division

We provide specialized geotechnical foundation construction services to the heavy civil, industrial, commercial and private construction markets around the globe. We have the expertise and equipment to provide the most appropriate deep foundation system, ground improvement and earth support solution to be applied given highly variable geological and site conditions. In addition, we offer extensive experience in successful completion of complex and schedule-driven major underground construction projects. We provide services that are focused primarily on the foundation systems for dams/levees, tunnel shafts, utility systems, subways or transportation systems, commercial building and port facilities. Services offered include jet grouting, structural diaphragm and slurry cutoff walls, cement and chemical grouting, drilled piles, ground improvement and earth retention systems. The Geoconstruction division provides services in most regions of the U.S., as well as Brazil and Uruguay.

Mineral Exploration Division

Our Mineral Exploration division conducts primarily aboveground drilling activities, including all phases of core drilling, reverse circulation, dual tube, hammer and rotary air-blast methods. Our service offerings include both exploratory (‘greenfield’) and definition (‘brownfield’) drilling. Global mining companies hire us to extract samples from their sites that they analyze for mineral content before investing heavily in development to extract the minerals. We help our clients determine if a minable mineral deposit exists on the site, the economic viability of mining the site and the geological properties of the ground, which helps in the determination of mine planning. Our primary markets are in the western U.S., Mexico, Australia, Brazil and Africa. We also have ownership interests in foreign affiliates operating in Latin America that form our primary presence in this market.

Energy Services Division

The Energy Services division focuses on bringing responsible water management solutions to the exploration and productions (E & P) industry’s growing water related challenges. In fiscal year 2014, we began to offer total water management solutions to our E & P clients that encompass water sourcing, transfer, treatment and recycling. The Energy Services division will provide services in most regions of the U.S.

Other

Other includes specialty and purchasing operations not included in one of the other divisions.

Financial information for the Company’s segments is presented below. Unallocated corporate expenses primarily consist of general and administrative functions performed on a company-wide basis and benefiting all segments. These costs include accounting, financial reporting, internal audit, treasury, corporate and securities law, tax compliance, executive management and board of directors. Corporate assets are all assets of the Company not directly associated with a segment, and consist primarily of cash and deferred income taxes.

	Years Ended January 31,
(in thousands)	2013	2012	2011
Revenues
Water Resources	$214,091	$214,625	$193,001
Inliner	133,256	132,108	116,566
Heavy Civil	278,131	343,760	353,304
Geoconstruction	133,247	89,210	77,969
Mineral Exploration	302,119	322,100	249,705
Energy Services	5,885	4,214	3,209
Other	11,509	8,992	8,272
Intersegment Eliminations	(9,112)	(8,991)	(8,268)

Total revenues	$1,069,126	$1,106,018	$993,758

Equity in earnings of affiliates
Geoconstruction	$3,872	$3,345	$517
Mineral Exploration	16,700	21,302	12,636

Total equity in earnings of affiliates	$20,572	$24,647	$13,153

Income (loss) from continuing operations before income taxes
Water Resources	$(1,290)	$(18,095)	$4,376
Inliner	9,936	(13,236)	9,426
Heavy Civil	(32,308)	(61,649)	9,637
Geoconstruction	517	12,828	11,708
Mineral Exploration	49,406	71,552	45,457
Energy Services	(7,444)	(4,887)	(92)
Other	126	671	(185)
Unallocated corporate expenses	(36,009)	(30,866)	(30,224)
Interest expense	(4,309)	(2,357)	(1,594)

Total (loss) income from continuing operations before income taxes	$(21,375)	$(46,039)	$48,509

Investment in affiliates
Geoconstruction	$384	$20,011	$16,666
Mineral Exploration	77,906	68,286	52,486

Total investment in affiliates	$78,290	$88,297	$69,152

	As of and Years Ended January 31,
(in thousands)	2013	2012	2011
Revenues by product line
Water systems	$219,693	$208,558	$181,281
Water treatment technologies	47,778	44,670	42,962
Sewer rehabilitation	133,256	132,108	116,757
Water and wastewater plant construction	129,446	200,513	237,360
Pipeline construction	108,408	112,446	85,486
Soil stabilization	167,711	115,402	100,685
Environmental and specialty drilling	7,246	17,902	14,312
Exploration drilling	249,247	271,442	201,479
Energy Services and other	6,341	2,977	13,436

Total revenues by product line	$1,069,126	$1,106,018	$993,758

Capital expenditures
Water Resources	$22,446	$23,733	$17,107
Inliner	4,309	3,218	2,938
Heavy Civil	1,199	5,413	4,302
Geoconstruction	13,391	8,240	3,242
Mineral Exploration	25,661	20,958	30,733
Energy Services	5,169	1,030	515
Other	—	1,499	2,197
Discontinued operations	1,729	4,172	3,298
Corporate	3,599	2,563	2,871

Total capital expenditures	$77,503	$70,826	$67,203

Depreciation and amortization
Water Resources	$8,126	$7,740	$8,182
Inliner	2,647	2,880	2,332
Heavy Civil	7,096	7,389	7,095
Geoconstruction	11,413	8,819	3,619
Mineral Exploration	25,950	21,227	17,059
Energy Services	550	3,418	331
Other	—	1,963	4,382
Corporate	5,376	2,204	1,604

Total depreciation and amortization	$61,158	$55,640	$44,604

Assets
Water Resources	$119,281	$147,279	$127,243
Inliner	67,027	61,601	46,262
Heavy Civil	114,361	123,475	187,333
Geoconstruction	170,064	113,612	118,805
Mineral Exploration	243,383	245,601	204,119
Energy Services	6,470	5,561	7,281
Other	2,193	9,488	9,247
Discontinued operations	3,592	56,728	68,731
Corporate	85,855	42,491	47,631

Total assets	$812,226	$805,836	$816,652

	As of and Years Ended January 31,
(in thousands)	2013	2012	2011
Geographic Information:
Revenues
United States	$832,839	$871,017	$826,318
Africa/Australia	88,888	110,012	79,546
Mexico	69,970	58,166	43,734
Other foreign	77,429	66,823	44,160

Total revenues	$1,069,126	$1,106,018	$993,758

Property and equipment, net
United States	$177,198	$231,838	$215,966
Africa/Australia	29,875	24,900	24,749
Mexico	10,582	9,559	9,311
Other foreign	48,885	11,060	9,830

Total property and equipment, net	$266,540	$277,357	$259,856

In connection with the revision of the Company’s reportable segments, the Company determined it had made an immaterial error in the summary of the capital expenditures by reporting segment for the year ended January 31, 2013. The error did not have an impact on the capital expenditure total, nor did it impact the consolidated balance sheet, statement of operations, statement of comprehensive (loss) income or cash flows. The table below illustrates the restatement amounts as well as the reclassifications due to our change in segments and discontinued operations as previously discussed.

(in thousands)	As Reported 2013	Restatement Adjustments	Adjusted for restatement 2013	Reclassifications	As restated and reclassified 2013
Water Resources	$36,077	$7,379	$28,698	(6,252)	$22,446
Inliner	2,579	(1,730)	4,309	—	4,309
Heavy Civil	1,088	(111)	1,199	—	1,199
Geoconstruction	6,760	(6,631)	13,391	—	13,391
Mineral Exploration	24,682	5,258	19,424	6,237	25,661
Energy Services	—	—	—	5,169	5,169
Other	1,650	(3,561)	5,211	(5,211)	—
Discontinued operations	1,672	—	1,672	57	1,729
Corporate	2,995	(604)	3,599	—	3,599

Total capital expenditures	$77,503	$—	$77,503	—	$77,503